Finance income and expense	3 Months Ended
Mar. 31, 2026
Finance income and expense [Abstract]
Finance income and expense
4.	Finance income and expense

	Three months ended March 31,
	2026	2025
	$’000	$’000
Finance income
Finance income on cash, cash equivalents and other financial assets	332	1,292
Gain on cash equivalents and other financial assets at fair value through profit and loss (“FVTPL”)	1,528	745
Interest income under effective interest rate method at fair value through other comprehensive income (“FVOCI”)	334	722
Finance income	2,194	2,759

Finance expense
Finance expense on investments	(78)	(168)
Finance expense on lease liability	(6)	(10)
Finance expense	(84)	(178)